Label	Element	Value
Invesco V.I. Capital Appreciation Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Invesco V.I. Capital Appreciation Fund
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
2. The following information will replace in its entirety the section under the heading “Fund Summary- Principal Investment Strategies of the Fund”:
The Fund mainly invests in common stocks of “growth companies.” Growth companies are companies that the portfolio managers expect to have above-average growth rates. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of “large-cap” issuers, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund defines a large-capitalization issuer to be one that has a market capitalization, at the time of purchase, within the range of market capitalizations of the issuers included in the Russell 1000 Growth Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. This range is subject to change at any time due to market activity or changes in the composition of that index. A company’s “market capitalization” is the value of its outstanding stock.
The Fund invests primarily in U.S. companies but may also purchase securities of issuers in any country, including developed countries and emerging markets. The Fund has no limits on the amount of its assets that can be invested in foreign securities.
In selecting investments for the Fund, the portfolio managers look for companies with high growth potential using a “bottom-up” stock selection process. The “bottom-up” approach focuses on fundamental analysis of individual issuers before considering the impact of overall economic, market or industry trends. This approach includes analysis of a company’s financial statements and management structure and consideration of the company’s operations, product development, and its industry position. The portfolio managers currently focus on what they believe to be high-growth companies that are characterized by industry leadership, market share growth, high caliber management teams, sustainable competitive advantages, and strong growth themes or new innovative products or services. The portfolio managers monitor individual issuers for changes in the factors above, which may trigger a decision to sell a security, but does not require a decision to do so. The factors considered by the portfolio managers may vary in particular cases and may change over time.
The Fund is non-diversified, which means it can invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can.